Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
Schedule of Major Related Parties and their Relationships

The table below sets forth the major related parties and their relationships with the Group as of December 31, 2024 and September 30, 2025:

Name of related parties	Relationship with the Group
Shengda Group	An entity ultimately controlled by Mr. Ye Zaichang, the Company’s Chief Executive Officer
Mr. Lei Zhunfu	Chief Technology Officer and Chief Operating Officer of the Company

Schedule of Amount Due to Related Parties

Amount due to related parties

	As of December 31,	As of September 30,
	2024	2025
Amount due to related parties, current
Other payables (1)
Shengda Group	5,718	6,381
Mr. Lei Zhunfu	520	290
	$6,238	$6,671
Amount due to a related party, non-current
Payables due to the transfer of SunCar Online (2)
Shengda Group	22,761	11,813
	$22,761	$11,813

(1)	Other payables were for the ordinary course of operation, which were interest free, unsecure and could be settled on demand.

(2)

On December 3, 2021, Shengda Group transferred all of its equity interest, which was 55.09% as of the transfer date, of SunCar Online to Shanghai Feiyou, at price RMB4 per share, totaling RMB282 million. Upon completion of the transfer, Feiyou is liable to Shengda Group RMB282 million for the transfer of SunCar Online. As a result of the disposal of Shengda Group, Shengda Group became the related party of the Group, and the balance due to Shengda Group was presented as amount due to a related party. On March 1, 2022, the Group entered into a share purchase agreement (the “SPA”) with an affiliate of Mr. Ye to transfer the total equity of Shengda Group with the consideration of RMB 1. Pursuant to the SPA, the Group agreed to repay the debt owed to Shengda Group by full before June 1, 2023.

In April 2023, the Group negotiated with Shengda Group and consented to have an extension of payment to extend the repayment date to December 31, 2025, with annual interest rate of 1% from June 1, 2023 to December 31, 2025. In January 2025, the Group negotiated with Shengda Group and consented to have an extension of payment to extend the repayment date to December 31, 2028. Therefore, the Group reclassified the balance to non-current portion after the extension.

For the year ended December 31, 2024, the Group repaid the debt owed to Shengda Group through transfer of shares of SunCar Online at an aggregate amount of $6.2 million. The non-cash gains from the difference of repurchase price and transfer price of $4.5 million were charged to additional-paid-in capital since Shengda Group and the Group were under common control.

For the nine months ended September 30, 2025, the Group repaid the debt owed to Shengda Group of $11.4 million.